SHARE- BASED COMPENSATION (Schedule of Assumptions Used to Value Options) (Details) - Shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend as percentage, share options granted	0.00%	0.00%
Expected volatility, share options granted	55.00%	54.00%
Risk free interest rate, share options granted	4.46%
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free interest rate, share options granted		4.21%
Suboptimal factor	1.8	1.8
Post-vesting forfeiture rate (%)	5.00%	5.00%
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free interest rate, share options granted		4.24%
Suboptimal factor	2	2
Post-vesting forfeiture rate (%)	20.00%	20.00%
Subsidiaries’ options granted to employees, directors and consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend as percentage, share options granted	0.00%	0.00%
Expected volatility, share options granted	76.00%
Risk free interest rate, share options granted	4.29%
Suboptimal factor	2
Subsidiaries’ options granted to employees, directors and consultants [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, share options granted		79.00%
Risk free interest rate, share options granted		3.84%
Suboptimal factor		1.8
Post-vesting forfeiture rate (%)	8.00%	5.00%
Subsidiaries’ options granted to employees, directors and consultants [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, share options granted		83.00%
Risk free interest rate, share options granted		4.79%
Suboptimal factor		2
Post-vesting forfeiture rate (%)	10.00%	10.00%